Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	As at March 31, 2025	As at March 31, 2024
Trade payables	$1,727,809	$1,323,135
Employee benefits payable	68,885	59,267
Accrual and other payables	$25,065	$33,780
Total	$1,821,759	$1,416,182

Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables

Trade payables comprise amounts outstanding for trade purchase. The aging analysis of trade payables is as follows:

	As at March 31, 2025	As at March 31, 2024
<90 days	$1,534,745	$1,056,527
90-180 days	139,958	37,232
180-365 days	31,772	229,376
>365 days	$21,334	$-
Total	$1,727,809	$1,323,135